Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating expenses:
General and administrative	$ 1,106	$ 1,643	$ 2,310	$ 2,995
Research and development	6,997	4,234	12,519	7,750
Operating loss	(8,103)	(5,877)	(14,829)	(10,745)
Other income (expense):
Interest income	0	49	0	65
Gain on sale of intellectual property	775	0	775	0
Interest expense	(59)	(70)	(121)	(173)
Other income (expense)	248	(82)	(223)	(247)
Total other income (expense)	964	(103)	431	(355)
Loss before income tax benefit	(7,139)	(5,980)	(14,398)	(11,100)
Income tax benefit	0	147	138	149
Net loss	(7,139)	(5,833)	(14,260)	(10,951)
Foreign currency translation adjustment	(242)	68	217	231
Comprehensive loss	$ (7,381)	$ (5,765)	$ (14,043)	$ (10,720)
Basic and diluted net loss per share (in dollars per share)	$ (1.47)	$ (159.15)	$ (3.58)	$ (441.77)
Weighted average shares outstanding - basic and diluted (in shares)	4,854,861	36,650	3,984,355	24,790